Note 7 - Public and Private Warrants (Tables)	3 Months Ended
Mar. 31, 2023
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	July 29, 2022	January 30, 2023
Expected term (years)	5.00	5.00
Expected volatility	87.90%	82.40%
Risk-free interest rate	2.70%	3.60%
Expected dividend	0.00%	0.00%